Regulatory Capital Requirements and Other Restrictions, Minimum Required Regulatory Capital Ratios (Details)	Dec. 31, 2024
Wells Fargo & Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Banking Regulation, Global Systemically Important Bank (GSIB) Surcharge	0.0150
Banking Regulation, Countercyclical Capital Buffer	0.0000
Leverage buffer, minimum	0.0200
Wells Fargo & Company [Member] | Advanced Approach Under Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer, minimum	0.0250
Wells Fargo & Company [Member] | Standardized Approach Under Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Banking Regulation, Stress Capital Buffer (SCB)	0.0380
Wells Fargo Bank, NA [Member] | Advanced Approach Under Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer, minimum	0.0250
Wells Fargo Bank, NA [Member] | Standardized Approach Under Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer, minimum	0.0250